Note 13 Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022	[2]	Dec. 31, 2021
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	[1]	€ 60,963	€ 64,150	[3],[4]	€ 59,074
Issued in euros [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		15,111	18,779		18,355
Issued in euros [Member] | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		13,757	17,429		16,544
Issued in euros [Member] | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		0	0		0
Issued in euros [Member] | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		901	854		1,176
Issued in euros [Member] | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		454	495		635
MEXICO
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		21,714	16,819		10,769
MEXICO | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		20,364	15,452		10,141
MEXICO | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		0	0		0
MEXICO | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		886	777		118
MEXICO | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		464	590		510
UNITED STATES
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		6,344	5,202		3,926
UNITED STATES | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		3,174	2,716		1,744
UNITED STATES | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		0	0		0
UNITED STATES | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		88	93		116
UNITED STATES | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		3,082	2,393		2,065
TURKEY
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		2,459	3,858		2,920
TURKEY | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		2,445	3,858		2,920
TURKEY | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		0	0		0
TURKEY | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		0	0		0
TURKEY | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		14	0		0
Other Countries [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		15,336	19,493		23,105
Other Countries [Member] | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		8,961	10,340		14,960
Other Countries [Member] | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		508	3,094		1,696
Other Countries [Member] | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		1,895	2,167		2,448
Other Countries [Member] | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		3,971	3,892		4,001
Total foreign [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income		€ 45,852	€ 45,372		€ 40,719

[1]
(1) This includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 (see Notes 1.3 and 2.3 and Appendix X). During financial years 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”.

[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).